Accrued interest receivable, net - Movements in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ 1,050	¥ 377
Additions	5,914	2,868
Reversal	(868)
Charge-offs	(4,065)	(2,195)
Balance at end of the year	¥ 2,031	¥ 1,050